UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-05878

Franklin Value Investors Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area Code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report and Shareholder Letter
Franklin Value
Investors Trust
April 30, 2021
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Franklin MicroCap Value Fund
Franklin Mutual U.S. Value Fund
Franklin Small Cap Value Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the semiannual report

Shareholder Letter
Dear Franklin Fund Shareholder:
Prior to the start of the six-month reporting period ended
April 30, 2021, equity markets experienced increased
volatility as novel coronavirus (COVID-19) cases were once
again on the rise and varying parts of the globe renewed
restrictive measures meant to slow the spread of the
virus. However, the tide began to turn on the pandemic as
scientists announced viable vaccine candidates in November
2020. In December 2020, vaccines were approved for
emergency use. An additional stimulus package was also
passed, delivering financial assistance to many people in
need. Ten-year U.S. Treasury rates rose as investors began
to anticipate a possible economic recovery. Change had
arrived.
Changes were present in the equity markets, too. Sectors
of the market that had rallied since the spring of 2020
began to lag. Companies that had benefited from consumer
behavior shifts during the lockdown, such as online payment
processors, online retailers and remote worker infrastructure providers, were no longer wildly in favor. Instead, companies that stood to benefit from economic reopening, such as
hotels, casinos, restaurants and other leisure companies,
got a boost. Generally speaking, this led to a notable rotation out of growth stocks and into value-oriented companies.
Smaller capitalization companies, which tend to be more
sensitive to the economic cycle, also outperformed their
larger capitalization counterparts for much of the six months under review. The new Biden administration, and its focus
on overhauling America’s infrastructure, also supported a
rally in building products companies and other potential
beneficiaries of the country’s structural overhaul. The U.S.
government proposed an additional stimulus bill and a $2.3
trillion infrastructure plan in March 2021.
Economic data improved during the reporting period. Job
growth was a positive beacon. The U.S. Treasury yield
curve steepened from December 2020 until late March
2021. Consumer spending, which accounts for about 70% of
U.S. gross domestic product, strengthened as well. During
the last several months of the period, the U.S. Federal
Reserve repeatedly signaled it could keep monetary policy
accommodative for years to fight the pandemic’s long-term
damage, including introducing a more flexible mandate
around its annual inflation target. This means that supportive policies could continue.
Change certainly seems to be upon us, but not all progress
is a steady march forward, in our opinion. As concerns
about mounting inflation and fluctuating interest rates
influence investor behavior, pockets of volatility may
crop up. The equity rally could also be affected by global
vaccine distribution and ongoing complications surrounding
COVID-19. However, market volatility can often present what
we consider opportunities. We remain focused on identifying
opportunities to acquire stocks at attractive valuations
based upon our assessment of fair value. Our process of
finding underappreciated and misunderstood companies
with identifiable catalysts to unlock shareholder value
may provide meaningful upside potential, and a degree of
downside protection during turbulent periods.
On the following pages, the portfolio management team of
each Fund reviews investment decisions made during this
period. Please remember all securities markets fluctuate, as do mutual fund share prices. We thank you for investing with
Franklin Templeton, welcome your questions and comments,
and look forward to continuing to serve your investment
needs in the years ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Value Investors Trust
This letter reflects our analysis and opinions as of April 30,
2021, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute

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Semiannual Report

Contents
Semiannual Report
Economic and Market Overview 3
Franklin MicroCap Value Fund 4
Franklin Mutual U.S. Value Fund 10
Franklin Small Cap Value Fund 15
Financial Highlights and Statements of Investments 20
Financial Statements 44
Notes to Financial Statements 49
Shareholder Information 64
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), posted a +28.85% total return during
the six months ended April 30, 2021.
1
Stocks continued to
recover from the shock of the novel coronavirus (COVID-19)
pandemic amid a rebound in economic activity as many
investors anticipated a continued return to normalcy. Two
additional fiscal stimulus measures, which included direct
payments to many individuals and programs designed to
help small businesses keep employees on the payroll,
passed in December 2020 and March 2021, further
supporting stock prices. In November 2020, news that
several vaccines showed high efficacy rates bolstered
investor confidence. Additionally, the implementation of mass vaccination programs in early 2021, a significant decline in the U.S. infection rate and continued economic reopening
led U.S. equities to reach all-time price highs in April 2021.
The U.S. economic recovery accelerated in 2021’s first
quarter after moderating in 2020’s last quarter. Toward
period-end, the total economic output nearly reached
pre-pandemic levels, as a notable increase in consumer
spending bolstered growth. The unemployment rate declined
from 6.9% in October 2020 to 6.1% in April 2021, as jobless
claims fell and employment openings rose.
2
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a
record-low range of 0.00%–0.25%. The Fed also continued
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended bond purchasing. Furthermore, the Fed reiterated
that interest rates would likely remain low, even if inflation moderately exceeded its 2% target.
The combination of stimulus payments, increasing asset
prices and generally rising savings during lockdowns led
to the strengthening of overall household balance sheets.
The higher overall household wealth and pent-up consumer
demand led to stronger consumer spending in 2021’s first
quarter that, along with the shortages of some materials
and supplies, drove many investors’ inflation expectations to increase significantly near period-end.
The foregoing information reflects our analysis and opinions as of April 30, 2021. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
2. Source: Bureau of Labor Statistics
See www.franklintempletondatasources.com for additional data provider information

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Semiannual Report
Franklin MicroCap Value Fund
This semiannual report for Franklin MicroCap Value Fund
covers the period ended April 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks high total return, of which capital
appreciation and income are components. Under normal
market conditions, the Fund invests at least 80% of its net
assets in securities of microcap companies with market
capitalizations under $500 million at the time of purchase
that we believe are undervalued in the marketplace and have
the potential for capital appreciation. The Fund may invest
up to 20% of its net assets in equity securities of companies with market capitalizations greater than $500 million at the time of purchase, consistent with its goal. The Fund invests predominantly in common stocks.
Performance Overview
The Fund’s Class A shares posted a +56.13% cumulative
total return for the six months under review. In comparison, the Russell 2000
®
Value Index, which measures performance
of those Russell 2000
®
Index companies with relatively
lower price-to-book ratios and lower forecasted growth
rates, posted a +59.17% total return for the same period.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Our strategy is to buy shares of companies that we believe
are undervalued at the time of purchase and have the
potential for capital appreciation. This includes, among other things, those that may be considered out of favor due to
actual or perceived cyclical or secular challenges, or are
experiencing temporary setbacks, diminished expectations,
mismanagement or undermanagement, or are financially
stressed. This strategy is not aimed at short-term trading
gains, nor do we consider the composition of any index.
Rather, we try to identify individual companies that meet our investment criteria and we assume at purchase that we will
hold the positions for several years. The Fund may invest up to 25% of its total assets in foreign securities.
Manager’s Discussion
For the six-month period, the consumer discretionary, utilities and materials sectors were major contributors to relative
performance. Within consumer discretionary, stock selection
and an overweighted position in the sector bolstered
returns. Within utilities, an underweighted position in the
sector helped results, and stock selection was moderately
additive. Stock selection provided the main benefit within the materials sector. Stock selection in the industrials, energy and information technology sectors detracted from relative
performance. Within the energy sector, an underweighted
position also hurt Fund performance.
Contributors to absolute Fund performance during the period
included Shyft Group, Genesco and First Internet Bancorp.
Shyft Group and First Internet Bancorp are listed among the
Fund’s largest positions in the Top 10 Holdings table on page
5.
Portfolio Composition
4/30/21
% of Total
Net Assets
Banks 18.7%
Machinery 7.1%
Specialty Retail 5.9%
Thrifts & Mortgage Finance 5.6%
Hotels, Restaurants & Leisure 5.4%
Textiles, Apparel & Luxury Goods 5.3%
Equity Real Estate Investment Trusts (REITs) 4.3%
Construction & Engineering 4.1%
Health Care Equipment & Supplies 3.2%
Professional Services 2.9%
Electrical Equipment 2.7%
Semiconductors & Semiconductor Equipment 2.6%
Metals & Mining 2.3%
Electronic Equipment, Instruments &
Components 2.3%
Other 24.5%
Short-Term Investments & Other Net Assets 3.1%
1. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 23 .

Franklin MicroCap Value Fund

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Semiannual Report
We believe Shyft Group, a specialty manufacturer of
commercial delivery vehicles, is a long-term beneficiary
of the growth in e-commerce, and that the pandemic has
accelerated adoption of online purchasing by consumers
and businesses alike. As a result, the company’s backlog
of orders continues to grow. Furthermore, management is
making prudent investments in the areas of electric vehicles and refrigerated vehicles to expand the company’s portfolio
of products and services. Debt on the balance sheet from
prior acquisitions has declined significantly as a result of healthy cash flow generated from operations and puts the
company in what we consider a strong position to weather
any industry volatility or pursue further acquisitions.
Shares of Genesco appreciated throughout the six-month
period. The footwear retailer operates Journey’s and
Johnston & Murphy stores. The business faired relatively
well throughout the pandemic due to healthy sales trends
in its teen and family footwear lines of business, offered
primarily through its Journey’s stores. However, its dress
footwear line of business, operated primarily through
Johnston & Murphy, provided a challenge since people were
not going into the office. As part of economic reopening,
people are starting to go back into the office, and we believe this could drive a recovery for the Johnston & Murphy line of business.
First Internet Bancorp is an online bank headquartered in
Indiana. It was a major contributor to absolute results during the period. Prior to the start of the six-month period, the
stock came under pressure due to concerns about potential
credit losses attributable to novel coronavirus shutdowns,
particularly with its concentration in single tenant lease
financing, which includes restaurant chains Red Lobster
and Bob Evans. However, the anticipated credit issues were
not realized, and the stock price recovered throughout the
period. In addition, the bank has been able to protect and
improve margins by significantly reducing its cost of funds, the interest rate it pays on the funds it uses in its business, which is a positive side effect of the U.S. Federal Reserve’s low interest rate regime. We believe the bank’s fundamental
operations could continue to improve throughout 2021.
Holdings that detracted from absolute Fund performance
during the period included Graham, Daktronics and Trecora
Resources.
Graham, an industrial manufacturer of specialized vacuum
and heat transfer equipment, has reported good results
exhibiting management’s strategy to diversify the business
away from significant energy exposure and more toward
defense. Despite this, the stock has reacted poorly during
the reporting period. Currently, over 70% of the firm’s order backlog relates to the defense industry (mostly long duration navy contracts) and gives management good visibility into
near-term business trends as opposed to the highly cyclical
energy end markets.
Daktronics is a supplier of large-scale display solutions,
such as scoreboards, for stadiums, convention centers and
other outdoor venues such as Times Square. The business
was severely hit by the pandemic due to its reliance on
large public gatherings for its revenue. Despite the prospect of economic reopening, the stock’s recovery has thus far
been muted, but we believe a gradual improvement as more
people get vaccinated and restrictions are eased at large
public venues. In the meantime, the company carries no debt
and is in strong financial shape, which gives us comfort the company can weather near-term volatility.
Trecora Resources detracted from absolute results during
the period. The Texas-based company is a supplier of
specialty chemicals that are used in plastics, packaging,
foams and solvents, whose clients span a broad range
of end markets. Since the pandemic-induced equity
downturn, the stock has displayed a slow, gradual recovery.
Management has cited continued weakness in the energy
end markets as a cause of the muted progress, as rising
oil prices have not yet translated into increased oil sands
drilling activity. In addition, the recent extreme Texas freeze in February 2021 caused the company’s operations to shut
down, resulting in lost sales and profits for the most recent quarter. Despite these recent challenges, we continue to
believe we could see gradual recovery throughout 2021.
Top 10 Holdings
4/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Rocky Brands, Inc. 2.2%
Textiles, Apparel & Luxury Goods, United States
First Internet Bancorp 2.2%
Banks, United States
Shyft Group, Inc. (The) 2.1%
Machinery, United States
Investar Holding Corp. 2.0%
Banks, United States
Premier Financial Corp. 1.8%
Thrifts & Mortgage Finance, United States
Indus Realty Trust, Inc. 1.8%
Equity Real Estate Investment Trusts (REITs),
United States
Century Casinos, Inc. 1.8%
Hotels, Restaurants & Leisure, United States
Northeast Bank 1.8%
Banks, United States
Chuy's Holdings, Inc. 1.8%
Hotels, Restaurants & Leisure, United States
Peapack -Gladstone Financial Corp. 1.8%
Banks, United States

Franklin MicroCap Value Fund

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Semiannual Report
Thank you for your participation in Franklin MicroCap
Value Fund. We look forward to continuing to serve your
investment needs.
Oliver Wong, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2021
Franklin MicroCap Value Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +56.13% +47.52%
1-Year +76.75% +67.02%
5-Year +64.80% +9.27%
10-Year +136.68% +8.38%
Advisor
6-Month +56.33% +56.33%
1-Year +77.09% +77.09%
5-Year +66.81% +10.78%
10-Year +142.44% +9.26%
See page 8 for Performance Summary footnotes.

Franklin MicroCap Value Fund
Performance Summary

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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s ability to invest in smaller company securities that may have limited liquidity involves additional risks, such as relatively small revenues, limited product lines and small market share. Historically, these stocks have exhibited greater price volatility than larger-company stocks, especially over the short term. In addition, the Fund may invest up to 25% of its total assets in foreign securities, which involve special risks, including currency fluctuations and economic and political uncertainty. Value securities may not increase in price as anticipated or may decline further in value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/20–4/30/21)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1069 $1.3383 $1.4452
R6 $0.1997 $1.3383 $1.5380
Advisor $0.1773 $1.3383 $1.5156
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.28% 1.29%
Advisor 1.03% 1.04%

Your Fund’s Expenses
Franklin MicroCap Value Fund

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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/20
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,561.30 $7.58 $1,018.87 $5.98 1.19%
R6 $1,000 $1,563.70 $5.55 $1,020.46 $4.38 0.87%
Advisor $1,000 $1,563.30 $6.00 $1,020.11 $4.73 0.94%

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Semiannual Report
Franklin Mutual U.S. Value Fund
This semiannual report for Franklin Mutual U.S. Value Fund
covers the period ended April 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks high total return, of which capital
appreciation and income are components. Under normal
market conditions, the Fund invests in equity securities
of mid- and large-cap U.S. companies with the remaining
portion in smaller companies that we believe are available at market prices less than their intrinsic value. The Fund is not limited to pre-set maximums or minimums governing the size
of the companies in which it may invest. The Fund invests
predominantly in equity securities (including securities
convertible into, or that we expect to be exchanged for,
common or preferred stock). The Fund currently does not
expect to invest more than 10% of its net assets in non-U.S.
securities. The income the Fund receives from investments
in dividend paying stocks, preferred stocks and convertible
securities varies depending upon current market and
economic conditions.
Performance Overview
The Fund’s Class A shares posted a +44.71% cumulative
total return for the six months under review. In comparison, the Russell 3000
®
Value Index, which measures performance
of those Russell 3000
®
Index companies with relatively
lower price-to-book ratios and lower forecasted growth
rates, posted a +37.64% total return for the same period.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 12 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We employ a research driven, fundamental value strategy
for the Fund that focuses on the market price of a company’s securities relative to our own evaluation of the company’s
asset value, including an analysis of cash flow potential,
balance sheet strength, long-term earnings, and multiples of earnings and book value.
The types of companies the Fund may invest in include
those that may be considered out of favor due to actual
or perceived cyclical or secular challenges, or are
experiencing temporary setbacks, diminished expectations,
mismanagement or undermanagement, or are financially
stressed.
Manager’s Discussion
For the six-month period, the consumer discretionary,
financials and real estate sectors were major contributors
to relative performance. Within consumer discretionary and
real estate, stock selection boosted Fund results. Within
financials, stock selection in the sector benefited results, as did an overweighted position and stock selection in the
consumer finance industry as well as a large overweighting
in banks. Stock selection in the health care, energy and
materials sectors detracted from relative performance. The
Fund’s cash position was also a major drag on performance.
Holdings that contributed to absolute Fund performance
during the period included Brixmor Property Group, Bank of
America and Capital One Financial. Brixmor Property Group
and Bank of America are listed among the Fund’s largest
positions in the Top 10 Holdings table on page 11.
Portfolio Composition
4/30/21
% of Total
Net Assets
Banks 11.3%
Pharmaceuticals 9.3%
Software 5.9%
Food Products 5.4%
Insurance 5.3%
Media 4.7%
Health Care Providers & Services 4.6%
Equity Real Estate Investment Trusts (REITs) 4.4%
Electric Utilities 4.4%
Building Products 2.8%
Consumer Finance 2.5%
Diversified Financial Services 2.5%
Oil, Gas & Consumable Fuels 2.4%
Industrial Conglomerates 2.3%
Other 28.6%
Short-Term Investments & Other Net Assets 3.6%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 32 .

Franklin Mutual U.S. Value Fund

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Shopping center real estate investment trust Brixmor
Property Group was among the leading contributors to
portfolio results during the six-month period. The price began to rise steadily in early November 2020, when a rotation
into stocks that stood to benefit from economic reopening
occurred. The stock appreciated throughout the remainder
of the period as collections and leasing activity improved
and with the pandemic highlighting the relevance of grocery
anchored open-air shopping centers.
Shares of Bank of America appreciated throughout the
six-month period. The company benefited from a rotation
into cyclical, value-oriented stocks near the beginning of
the period. The stock price was further helped by positive
financial results, which were reported in January and April of
2021. The business continues to perform well and we expect
it to continue to benefit from additional economic reopening and rising interest rates.
Consumer finance company Capital One Financial was a
leading contributor to Fund returns during the six-month
period. The stock rose steadily, bolstered by its fourth-
quarter 2020 earnings announcement in late January 2021,
when the company soundly beat earnings expectations
due to increased fee and net interest income. The stock
continued its upward trend throughout February and March
of 2021. At the end of April 2021, Capital One announced
first-quarter 2021 earnings, which exceeded consensus
expectations. We believe ongoing investor expectations for
an economic recovery are beneficial for a consumer lending-
focused business such as Capital One Financial.
No individual holdings materially detracted from absolute
performance during the six-month period.
Thank you for your participation in Franklin Mutual U.S.
Value Fund. We look forward to continuing to serve your
investment needs.
Grace Hoefig
Lead Portfolio Manager
Srini Vijay, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
4/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Bank of America Corp. 4.1%
Banks, United States
Kraft Heinz Co. (The) 3.6%
Food Products, United States
Merck & Co., Inc. 3.3%
Pharmaceuticals, United States
Comcast Corp. 3.2%
Media, United States
JPMorgan Chase & Co. 3.1%
Banks, United States
Novartis AG 3.0%
Pharmaceuticals, Switzerland
Everest Re Group Ltd. 3.0%
Insurance, United States
Johnson Controls International plc 2.8%
Building Products, United States
Oracle Corp. 2.8%
Software, United States
Brixmor Property Group, Inc. 2.6%
Equity Real Estate Investment Trusts (REITs),
United States

Performance Summary as of April 30, 2021
Franklin Mutual U.S. Value Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +44.71% +36.74%
1-Year +60.61% +51.75%
5-Year +68.68% +9.78%
10-Year +119.15% +7.55%
Advisor
6-Month +44.90% +44.90%
1-Year +61.00% +61.00%
5-Year +70.84% +11.31%
10-Year +124.67% +8.43%
See page 13 for Performance Summary footnotes.

Franklin Mutual U.S. Value Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve heightened risks and should be considered speculative.
Historically, smaller- and midsize-company securities have been more volatile in price than larger-company securities, especially over the short term. The Fund may invest in foreign securities, which may involve special risks, including currency fluctuations and economic and political uncertainty. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/20–4/30/21)
Share Class
Net Investment
Income
A $1.1865
C $0.9325
R $1.1054
R6 $1.3023
Advisor $1.2618
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.96% 0.98%
Advisor 0.71% 0.73%

Your Fund’s Expenses
Franklin Mutual U.S. Value Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.
50
). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/20
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,447.10 $5.44 $1,020.35 $4.49 0.90%
C $1,000 $1,442.00 $9.96 $1,016.64 $8.22 1.65%
R $1,000 $1,445.50 $6.93 $1,019.12 $5.73 1.15%
R6 $1,000 $1,449.70 $3.39 $1,022.03 $2.79 0.56%
Advisor $1,000 $1,449.00 $3.93 $1,021.59 $3.24 0.65%

franklintempleton.com
Semiannual Report
Franklin Small Cap Value Fund
This semiannual report for Franklin Small Cap Value Fund
covers the period ended April 30, 2021. The Fund closed to
new investors on May 27, 2021. Existing investors who had
an open and funded account on May 27, 2021, can continue
to invest through exchanges and additional purchases.
Your Fund’s Goals and Main Investments
The Fund seeks long-term total return. The Fund generally
invests in equity securities that the Fund’s investment
manager believes are undervalued at the time of purchase
and have the potential for capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net
assets in investments of small-capitalization (small-cap)
companies. We define small-cap companies as those with
market capitalizations not exceeding either: the highest
market capitalization in the Russell 2000
®
Index;
1
or the
12-month average of the highest market capitalization in
the Russell 2000
®
Index, whichever is greater, at the time
of purchase. The Fund invests predominantly in common
stocks.
Performance Overview
The Fund’s Class A shares posted a +52.06% cumulative
total return for the six months under review. In comparison, the Russell 2000
®
Value Index, which measures performance
of those Russell 2000
®
Index companies with relatively
lower price-to-book ratios and lower forecasted growth
rates, posted a +59.17% total return for the same period.
2
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 17 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Our strategy is to invest in small-cap companies that we
believe are undervalued at the time of purchase and have
the potential for capital appreciation. A stock is undervalued when it trades at less than the price at which we believe it would trade if the market reflected all factors relating to the company’s worth. Following this strategy, the Fund invests in companies that we believe have, for example: stock prices
that are low relative to current, or historical or future
earnings, book value, cash flow or sales; recent sharp
price declines but the potential for good long-term earnings prospects; and valuable intangibles not reflected in the
stock price. The Fund also may invest in equity real estate
investment trusts (REITs). The Fund may invest up to 25% of
its total assets in foreign securities.
Manager’s Discussion
For the six-month period, the health care, real estate
and utilities sectors were major contributors to relative
performance. Within all three sectors, relative underweighted positions versus the benchmark aided relative performance.
Stock selection within the health care sector also
helped relative returns. Stock selection in the consumer
discretionary, materials and industrials sectors detracted
from relative performance.
Portfolio Composition
4/30/21
% of Total
Net Assets
Machinery 16.7%
Banks 11.6%
Insurance 10.1%
Chemicals 9.4%
Hotels, Restaurants & Leisure 6.5%
Construction & Engineering 4.3%
Building Products 4.2%
Oil, Gas & Consumable Fuels 3.4%
Specialty Retail 3.4%
Health Care Equipment & Supplies 3.4%
Software 2.8%
Electronic Equipment, Instruments &
Components 2.5%
Leisure Products 2.4%
Food Products 2.3%
Other 16.4%
Short-Term Investments & Other Net Assets 0.6%
1. The Russell 2000 Index is market capitalization weighted and measures performance of the approximately 2,000 smallest companies in the Russell 3000 Index, which represent a small amount of the total market capitalization of the Russell 3000 Index.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 40 .

Franklin Small Cap Value Fund

franklintempleton.com
Semiannual Report
Holdings that contributed to absolute Fund performance
during the period included First Horizon, Crescent Point
Energy and Avient. All these holdings are listed among the
Fund's largest positions in the Top 10 Holdings table on this page.
Shares of First Horizon, a regional bank with a southeastern
U.S. footprint, rose during the period as economic indicators improved and the yield curve steepened, resulting in an
improved profitability outlook for the commercial banking
industry. With improving economic activity levels, First
Horizon’s asset quality results improved, resulting in a lower credit loss outlook. Additionally, First Horizon is positioned to be a net beneficiary of higher interest rates, which could drive higher spread-based income.
Crescent Point Energy, a Canada-based exploration and
production company, was a major contributor to returns
during the period. The stock rose along with the price of oil due to an anticipated increase in oil demand as the global
economy emerged from novel coronavirus lockdowns and
Organization of the Petroleum Exporting Countries supply
reductions. In addition, the market reacted favorably to an
announcement in February 2021 that Crescent Point was
acquiring certain Canadian assets from Royal Dutch Shell
(not a Fund holding) for approximately $900 million.
Shares of Avient, a higher value-add chemicals company,
rose due to stronger than expected earnings results driven
by sequential improvement in demand across all regions and
end markets including health care, consumer discretionary
and autos. The company also completed the acquisition
of Clariant’s Masterbatch business on July 1, 2020, which
further improved Avient’s exposure to specialty applications and its business mix, now deriving approximately 60% of its
revenues from consumer, packaging and health care end
markets. Additionally, management guided for higher cost
synergies from the transaction compared to initial estimates and remains committed to returning cash to shareholders
and deleveraging its balance sheet.
No individual holdings materially detracted from absolute
performance during the six-month period.
Thank you for your participation in Franklin Small Cap
Value Fund. We look forward to continuing to serve your
investment needs.
Steven B. Raineri
Lead Portfolio Manager
Nicholas Karzon, CFA
Christopher Meeker, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
4/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Hanover Insurance Group, Inc. (The) 2.9%
Insurance, United States
Timken Co. (The) 2.8%
Machinery, United States
Old Republic International Corp. 2.7%
Insurance, United States
Greenbrier Cos., Inc. (The) 2.7%
Machinery, United States
Avient Corp. 2.5%
Chemicals, United States
First Horizon Corp. 2.4%
Banks, United States
Minerals Technologies, Inc. 2.2%
Chemicals, United States
Ashland Global Holdings, Inc. 2.2%
Chemicals, United States
Crescent Point Energy Corp. 2.2%
Oil, Gas & Consumable Fuels, Canada
Brunswick Corp. 2.1%
Leisure Products, United States

Performance Summary as of April 30, 2021
Franklin Small Cap Value Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +52.06% +43.68%
1-Year +74.74% +65.12%
5-Year +93.50% +12.83%
10-Year +169.70% +9.81%
Advisor
6-Month +52.26% +52.26%
1-Year +75.16% +75.16%
5-Year +95.93% +14.40%
10-Year +177.13% +10.73%
See page 18 for Performance Summary footnotes.

Franklin Small Cap Value Fund
Performance Summary

franklintempleton.com
Semiannual Report
5
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s investments in smaller company stocks carry special risks as such stocks have historically exhibited greater price volatility than larger-company stocks, particularly over the short term. Value securities may not increase in price as anticipat-
ed or may decline further in value. Additionally, smaller companies often have relatively small revenues, limited product lines and small market share. In addition, the Fund may invest up to 25% of its total assets in foreign securities, which involve special risks, including currency fluctuations and economic and political uncertainty. REITS may be affected by any change in the value of the properties owned and other factors, and their prices tend to go up and down. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/20–4/30/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.3539 $0.6479 $0.1058 $1.1076
C $0.0886 $0.6479 $0.1058 $0.8423
R $0.2443 $0.6479 $0.1058 $0.9980
R6 $0.5514 $0.6479 $0.1058 $1.3051
Advisor $0.4896 $0.6479 $0.1058 $1.2433
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.08% 1.09%
Advisor 0.83% 0.84%

Your Fund’s Expenses
Franklin Small Cap Value Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/20
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
Ending
Account
Value 4/30/21
Expenses
Paid During
Period
11/1/20–4/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,520.60 $6.09 $1,019.97 $4.88 0.97%
C $1,000 $1,515.50 $10.73 $1,016.27 $8.60 1.72%
R $1,000 $1,518.90 $7.62 $1,018.74 $6.11 1.22%
R6 $1,000 $1,523.80 $3.74 $1,021.83 $2.99 0.60%
Advisor $1,000 $1,522.60 $4.52 $1,021.21 $3.62 0.72%

Franklin Value Investors Trust
Financial Highlights
Franklin MicroCap Value Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.77 $29.32 $31.06 $36.43 $31.33 $32.90
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.11 0.11 0.06 (0.04) 0.01 0.11
c
Net realized and unrealized gains (losses) 11.77 (2.89) (0.03) (2.70) 8.20 2.22
Total from investment operations ........ 11.88 (2.78) 0.03 (2.74) 8.21 2.33
Less distributions from:
Net investment income .............. (0.11) (0.06) — (—)
d
(0.11) —
Net realized gains ................. (1.34) (4.71) (1.77) (2.63) (3.00) (3.90)
Total distributions ................... (1.45) (4.77) (1.77) (2.63) (3.11) (3.90)
Net asset value, end of period .......... $32.20 $21.77 $29.32 $31.06 $36.43 $31.33
Total return
e
....................... 56.13% (12.10)% 0.58% (8.11)% 26.98% 8.25%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.20% 1.28% 1.22% 1.17% 1.16% 1.19%
Expenses net of waiver and payments by
affiliates .......................... 1.19% 1.27%
g
1.21%
g
1.16%
g
1.15%
g
1.18%
g
Net investment income (loss) .......... 0.77% 0.50% 0.23% (0.11)% 0.03% 0.36%
c
Supplemental data
Net assets, end of period (000’s) ........ $155,083 $94,015 $145,897 $184,613 $238,337 $232,964
Portfolio turnover rate ................ 11.40% 31.04% 7.04% 4.08% 8.82% 11.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.07 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.13%.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.17 $29.80 $31.43 $36.85 $31.66 $33.09
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.20 0.16 0.08 0.12 0.22
c
Net realized and unrealized gains (losses) 11.97 (2.94) (0.02) (2.74) 8.30 2.25
Total from investment operations ........ 12.13 (2.74) 0.14 (2.66) 8.42 2.47
Less distributions from:
Net investment income .............. (0.20) (0.18) — (0.13) (0.23) —
Net realized gains ................. (1.34) (4.71) (1.77) (2.63) (3.00) (3.90)
Total distributions ................... (1.54) (4.89) (1.77) (2.76) (3.23) (3.90)
Net asset value, end of period .......... $32.76 $22.17 $29.80 $31.43 $36.85 $31.66
Total return
d
....................... 56.37% (11.80)% 0.97% (7.83)% 27.46% 8.67%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.91% 0.95% 0.89% 0.85% 0.80% 0.81%
Expenses net of waiver and payments by
affiliates .......................... 0.87% 0.91%
f
0.86%
f
0.82%
f
0.79%
f
0.80%
f
Net investment income ............... 1.09% 0.86% 0.58% 0.23% 0.39% 0.74%
c
Supplemental data
Net assets, end of period (000’s) ........ $20,958 $12,299 $19,266 $21,070 $27,107 $18,288
Portfolio turnover rate ................ 11.40% 31.04% 7.04% 4.08% 8.82% 11.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.07 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.51%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.01 $29.62 $31.28 $36.67 $31.52 $33.00
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.17 0.15 0.05 0.09 0.18
c
Net realized and unrealized gains (losses) 11.90 (2.94) (0.04) (2.72) 8.25 2.24
Total from investment operations ........ 12.04 (2.77) 0.11 (2.67) 8.34 2.42
Less distributions from:
Net investment income .............. (0.18) (0.13) — (0.09) (0.19) —
Net realized gains ................. (1.34) (4.71) (1.77) (2.63) (3.00) (3.90)
Total distributions ................... (1.52) (4.84) (1.77) (2.72) (3.19) (3.90)
Net asset value, end of period .......... $32.53 $22.01 $29.62 $31.28 $36.67 $31.52
Total return
d
....................... 56.33% (11.95)% 0.87% (7.90)% 27.29% 8.53%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.95% 1.03% 0.97% 0.92% 0.92% 0.95%
Expenses net of waiver and payments by
affiliates .......................... 0.94% 1.02%
f
0.96%
f
0.91%
f
0.91%
f
0.94%
f
Net investment income ............... 0.97% 0.73% 0.48% 0.14% 0.27% 0.60%
c
Supplemental data
Net assets, end of period (000’s) ........ $44,036 $22,429 $29,687 $53,329 $76,228 $63,410
Portfolio turnover rate ................ 11.40% 31.04% 7.04% 4.08% 8.82% 11.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.07 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.37%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Statement of Investments (unaudited), April 30, 2021
Franklin MicroCap Value Fund
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.9%
Aerospace & Defense 1.4%
a
Ducommun, Inc. ...................................... United States 38,600 $ 2,274,698
Magellan Aerospace Corp. .............................. Canada 86,900 749,351
3,024,049
Banks 18.7%
American National Bankshares , Inc. ....................... United States 72,823 2,478,167
Arrow Financial Corp. .................................. United States 95,946 3,391,691
Bar Harbor Bankshares ................................. United States 121,700 3,487,922
First Business Financial Services, Inc. ...................... United States 94,100 2,489,886
First Financial Corp. ................................... United States 31,900 1,411,256
First Internet Bancorp .................................. United States 141,700 4,867,395
a
First Western Financial, Inc. ............................. United States 68,506 1,758,549
Investar Holding Corp. ................................. United States 194,681 4,304,397
Northeast Bank ....................................... United States 141,735 3,992,675
Northrim BanCorp , Inc. ................................. United States 60,400 2,576,060
Orrstown Financial Services, Inc. ......................... United States 82,125 1,947,184
Peapack -Gladstone Financial Corp. ....................... United States 120,885 3,868,320
Peoples Financial Services Corp. ......................... United States 70,451 3,004,735
WesBanco , Inc. ....................................... United States 42,357 1,537,135
41,115,372
Biotechnology 0.9%
a
Anika Therapeutics, Inc. ................................ United States 47,392 1,904,210
Building Products 1.4%
a
Gibraltar Industries, Inc. ................................ United States 34,596 3,177,989
Chemicals 1.2%
a
Trecora Resources .................................... United States 344,180 2,612,326
Commercial Services & Supplies 1.0%
a
Heritage-Crystal Clean, Inc. ............................. United States 76,900 2,208,568
Communications Equipment 1.7%
a
Digi International, Inc. .................................. United States 113,801 2,033,624
a
PCTEL, Inc. ......................................... United States 95,818 640,064
a
Sierra Wireless, Inc. ................................... Canada 78,100 1,183,215
3,856,903
Construction & Engineering 4.1%
a
Ameresco , Inc., A ..................................... United States 69,000 3,642,510
a
Northwest Pipe Co. .................................... United States 65,700 2,185,839
a
Sterling Construction Co., Inc. ............................ United States 153,251 3,195,283
9,023,632
Construction Materials 0.6%
United States Lime & Minerals, Inc. ........................ United States 9,000 1,243,620
Containers & Packaging 0.6%
a
UFP Technologies, Inc. ................................. United States 27,200 1,361,632
Diversified Telecommunication Services 2.3%
ATN International, Inc. .................................. United States 29,000 1,321,820
a
ORBCOMM, Inc. ...................................... United States 317,500 3,638,550
4,960,370
Electrical Equipment 2.7%
LSI Industries, Inc. .................................... United States 335,118 2,754,670
Preformed Line Products Co. ............................ United States 32,700 2,164,740

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
a
Ultralife Corp. ........................................ United States 119,601 $ 944,848
5,864,258
Electronic Equipment, Instruments & Components 2.3%
a
Daktronics, Inc. ....................................... United States 262,973 1,622,543
a
Key Tronic Corp. ...................................... United States 129,687 902,622
a
Kimball Electronics, Inc. ................................ United States 108,100 2,487,381
5,012,546
Energy Equipment & Services 0.8%
a
Geospace Technologies Corp. ............................ United States 148,673 1,118,021
a
Natural Gas Services Group, Inc. ......................... United States 71,710 645,390
1,763,411
Equity Real Estate Investment Trusts (REITs) 4.3%
Alpine Income Property Trust, Inc. ......................... United States 144,500 2,631,345
CTO Realty Growth, Inc. ................................ United States 52,839 2,800,467
Indus Realty Trust, Inc. ................................. United States 64,378 4,023,625
9,455,437
Food & Staples Retailing 0.7%
Village Super Market, Inc., A ............................. United States 65,300 1,592,014
Food Products 0.7%
a
Seneca Foods Corp., A ................................. United States 35,715 1,645,033
Health Care Equipment & Supplies 3.2%
a
IntriCon Corp. ........................................ United States 108,800 2,516,544
a
Invacare Corp. ....................................... United States 255,062 2,303,210
a
Surgalign Holdings, Inc. ................................ United States 241,200 436,572
Utah Medical Products, Inc. .............................. United States 21,078 1,839,266
7,095,592
Health Care Technology 2.0%
a
CareCloud , Inc. ....................................... United States 299,617 2,354,990
Computer Programs and Systems, Inc. ..................... United States 65,700 1,972,314
4,327,304
Hotels, Restaurants & Leisure 5.4%
a
Century Casinos, Inc. .................................. United States 304,662 4,006,305
a
Chuy's Holdings, Inc. .................................. United States 81,100 3,962,546
a
Ruth's Hospitality Group, Inc. ............................ United States 147,000 3,838,170
11,807,021
Household Durables 2.1%
Hooker Furniture Corp. ................................. United States 70,000 2,625,700
a
Purple Innovation, Inc. ................................. United States 61,900 2,109,552
4,735,252
Independent Power and Renewable Electricity Producers 1.0%
Polaris Infrastructure, Inc. ............................... Canada 131,400 2,130,406
Interactive Media & Services 0.5%
a
DHI Group, Inc. ....................................... United States 341,252 996,456
IT Services 1.1%
Hackett Group, Inc. (The) ............................... United States 152,200 2,531,086

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 7.1%
Alamo Group, Inc. ..................................... United States 18,100 $ 2,846,225
Graham Corp. ........................................ United States 155,498 2,131,878
Hurco Cos., Inc. ...................................... United States 95,500 3,280,425
Miller Industries, Inc. ................................... United States 65,300 2,809,206
Shyft Group, Inc. (The) ................................. United States 129,100 4,572,722
15,640,456
Metals & Mining 2.3%
Olympic Steel, Inc. .................................... United States 98,100 2,849,805
Schnitzer Steel Industries, Inc., A ......................... United States 47,200 2,228,312
5,078,117
Mortgage Real Estate Investment Trusts (REITs) 1.6%
Arbor Realty Trust, Inc. ................................. United States 200,513 3,545,070
Oil, Gas & Consumable Fuels 0.8%
Adams Resources & Energy, Inc. ......................... United States 15,000 397,500
a
Ardmore Shipping Corp. ................................ Ireland 364,400 1,428,448
1,825,948
Paper & Forest Products 1.4%
Mercer International, Inc. ................................ Germany 192,300 3,171,027
Professional Services 2.9%
a
GP Strategies Corp. ................................... United States 190,256 2,996,532
Resources Connection, Inc. ............................. United States 233,100 3,289,041
6,285,573
Semiconductors & Semiconductor Equipment 2.6%
a
AXT, Inc. ............................................ United States 254,300 2,507,398
NVE Corp. .......................................... United States 5,400 413,262
a
Photronics , Inc. ....................................... United States 220,700 2,802,890
5,723,550
Specialty Retail 5.9%
a
Children's Place, Inc. (The) .............................. United States 30,300 2,374,005
a
Genesco, Inc. ........................................ United States 66,500 3,325,000
Haverty Furniture Cos., Inc. .............................. United States 51,100 2,374,617
a
Hibbett Sports, Inc. .................................... United States 39,500 3,138,275
Shoe Carnival, Inc. .................................... United States 31,200 1,870,440
13,082,337
Textiles, Apparel & Luxury Goods 5.3%
a
Delta Apparel, Inc. ..................................... United States 94,000 3,196,940
Rocky Brands, Inc. .................................... United States 92,620 4,876,443
a
Vera Bradley, Inc. ..................................... United States 321,100 3,564,210
11,637,593
Thrifts & Mortgage Finance 5.6%
Premier Financial Corp. ................................. United States 127,500 4,027,725
Southern Missouri Bancorp, Inc. .......................... United States 80,900 3,388,901
Territorial Bancorp, Inc. ................................. United States 75,939 1,909,866
WSFS Financial Corp. .................................. United States 59,200 3,024,528
12,351,020

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities 0.7%
Consolidated Water Co. Ltd. ............................. United States 131,234 $ 1,544,624
Total Common Stocks (Cost $115,301,935) .....................................
213,329,802
Short Term Investments 3.4%
a a
Country Shares
a
Value
a
Money Market Funds 3.4%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 7,536,682 7,536,682
Total Money Market Funds (Cost $7,536,682) ...................................
7,536,682
Total Short Term Investments (Cost $7,536,682 ) .................................
7,536,682
a
Total Investments (Cost $122,838,617) 100.3% ..................................
$220,866,484
Other Assets, less Liabilities (0.3)% ...........................................
(788,992)
Net Assets 100.0% ...........................................................
$220,077,492
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.59 $34.61 $37.93 $41.08 $35.40 $40.06
Income from investment operations
a
:
Net investment income
b
............. 0.23 1.14
c
0.52 0.45 0.38
d
0.22
Net realized and unrealized gains (losses) 11.85 (5.47) 1.13 (0.43) 7.79 1.17
Total from investment operations ........ 12.08 (4.33) 1.65 0.02 8.17 1.39
Less distributions from:
Net investment income .............. (1.19) (0.54) (0.46) (0.46) (0.18) (0.28)
Net realized gains ................. — (2.15) (4.51) (2.71) (2.31) (5.77)
Total distributions ................... (1.19) (2.69) (4.97) (3.17) (2.49) (6.05)
Net asset value, end of period .......... $38.48 $27.59 $34.61 $37.93 $41.08 $35.40
Total return
e
....................... 44.71% (13.94)% 6.22% (0.15)% 23.63% 4.44%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.90% 0.95% 0.93% 0.91% 0.92% 0.94%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.90%
h
0.93% 0.89% 0.86% 0.87% 0.91%
Net investment income ............... 1.37% 3.94%
c
1.55% 1.13% 0.97%
d
0.62%
Supplemental data
Net assets, end of period (000’s) ........ $744,464 $538,538 $735,919 $772,976 $841,367 $795,663
Portfolio turnover rate ................ 22.51% 57.78% 44.31% 29.85% 24.68% 30.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.69 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.55%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.73%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.21 $32.97 $36.13 $39.27 $34.01 $38.70
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.10 0.93
c
0.26 0.15 0.08
d
(0.04)
Net realized and unrealized gains (losses) 11.28 (5.28) 1.09 (0.41) 7.49 1.12
Total from investment operations ........ 11.38 (4.35) 1.35 (0.26) 7.57 1.08
Less distributions from:
Net investment income .............. (0.93) (0.26) — (0.17) — —
Net realized gains ................. — (2.15) (4.51) (2.71) (2.31) (5.77)
Total distributions ................... (0.93) (2.41) (4.51) (2.88) (2.31) (5.77)
Net asset value, end of period .......... $36.66 $26.21 $32.97 $36.13 $39.27 $34.01
Total return
e
....................... 44.20% (14.57)% 5.41% (0.91)% 22.73% 3.65%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.65% 1.70% 1.68% 1.66% 1.67% 1.69%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.65%
h
1.68% 1.64% 1.61% 1.62% 1.66%
Net investment income (loss) .......... 0.63% 3.36%
c
0.80% 0.38% 0.22%
d
(0.13)%
Supplemental data
Net assets, end of period (000’s) ........ $22,435 $15,881 $27,443 $33,854 $65,586 $61,567
Portfolio turnover rate ................ 22.51% 57.78% 44.31% 29.85% 24.68% 30.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.66 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.97%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.02)%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.67 $34.70 $37.99 $41.10 $35.42 $40.06
Income from investment operations
a
:
Net investment income
b
............. 0.19 1.11
c
0.44 0.35 0.29
d
0.13
Net realized and unrealized gains (losses) 11.90 (5.55) 1.14 (0.42) 7.80 1.17
Total from investment operations ........ 12.09 (4.44) 1.58 (0.07) 8.09 1.30
Less distributions from:
Net investment income .............. (1.11) (0.44) (0.36) (0.33) (0.10) (0.17)
Net realized gains ................. — (2.15) (4.51) (2.71) (2.31) (5.77)
Total distributions ................... (1.11) (2.59) (4.87) (3.04) (2.41) (5.94)
Net asset value, end of period .......... $38.65 $27.67 $34.70 $37.99 $41.10 $35.42
Total return
e
....................... 44.55% (14.16)% 5.94% (0.39)% 23.33% 4.17%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.15% 1.20% 1.18% 1.16% 1.17% 1.19%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.15%
h
1.18% 1.14% 1.11% 1.12% 1.16%
Net investment income ............... 1.13% 3.80%
c
1.30% 0.88% 0.72%
d
0.37%
Supplemental data
Net assets, end of period (000’s) ........ $6,315 $4,465 $6,764 $7,280 $7,884 $8,486
Portfolio turnover rate ................ 22.51% 57.78% 44.31% 29.85% 24.68% 30.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.70 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.41%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.48%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

In
a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.73 $35.93 $39.20 $42.38 $36.40 $41.10
Income from investment operations
a
:
Net investment income
b
............. 0.30 1.27
c
0.67 0.61 0.75
d
0.35
Net realized and unrealized gains (losses) 12.33 (5.65) 1.18 (0.45) 7.83 1.20
Total from investment operations ........ 12.63 (4.38) 1.85 0.16 8.58 1.55
Less distributions from:
Net investment income .............. (1.30) (0.67) (0.61) (0.63) (0.29) (0.48)
Net realized gains ................. — (2.15) (4.51) (2.71) (2.31) (5.77)
Total distributions ................... (1.30) (2.82) (5.12) (3.34) (2.60) (6.25)
Net asset value, end of period .......... $40.06 $28.73 $35.93 $39.20 $42.38 $36.40
Total return
e
....................... 44.97% (13.61)% 6.61% 0.19% 24.10% 4.86%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.61% 0.61% 0.59% 0.57% 0.57% 0.53%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.56% 0.55% 0.52% 0.50% 0.47% 0.50%
Net investment income ............... 1.72% 4.24%
c
1.92% 1.49% 1.37%
d
1.03%
Supplemental data
Net assets, end of period (000’s) ........ $37,579 $27,952 $36,398 $36,580 $34,673 $157
Portfolio turnover rate ................ 22.51% 57.78% 44.31% 29.85% 24.68% 30.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.72 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.85%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.13%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.80 $36.01 $39.26 $42.39 $36.45 $41.08
Income from investment operations
a
:
Net investment income
b
............. 0.29 1.28
c
0.63 0.57 0.49
d
0.31
Net realized and unrealized gains (losses) 12.36 (5.72) 1.19 (0.46) 8.04 1.20
Total from investment operations ........ 12.65 (4.44) 1.82 0.11 8.53 1.51
Less distributions from:
Net investment income .............. (1.26) (0.62) (0.56) (0.53) (0.28) (0.37)
Net realized gains ................. — (2.15) (4.51) (2.71) (2.31) (5.77)
Total distributions ................... (1.26) (2.77) (5.07) (3.24) (2.59) (6.14)
Net asset value, end of period .......... $40.19 $28.80 $36.01 $39.26 $42.39 $36.45
Total return
e
....................... 44.90% (13.71)% 6.48% 0.07% 23.98% 4.69%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.65% 0.70% 0.68% 0.66% 0.67% 0.69%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.65%
h
0.68% 0.64% 0.61% 0.62% 0.66%
Net investment income ............... 1.63% 4.22%
c
1.80% 1.38% 1.22%
d
0.87%
Supplemental data
Net assets, end of period (000’s) ........ $52,217 $34,029 $47,427 $48,616 $57,402 $75,573
Portfolio turnover rate ................ 22.51% 57.78% 44.31% 29.85% 24.68% 30.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.72 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.83%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.98%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Statement of Investments (unaudited), April 30, 2021
Franklin Mutual U.S. Value Fund
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.8%
Aerospace & Defense 2.2%
Huntington Ingalls Industries, Inc. ......................... United States 88,000 $ 18,684,160
Automobiles 1.8%
a
General Motors Co. .................................... United States 266,700 15,260,574
Banks 11.3%
Bank of America Corp. ................................. United States 875,500 35,484,015
Citizens Financial Group, Inc. ............................ United States 299,300 13,851,604
JPMorgan Chase & Co. ................................. United States 174,000 26,762,940
PNC Financial Services Group, Inc. (The) ................... United States 116,400 21,760,980
97,859,539
Building Products 2.8%
Johnson Controls International plc ......................... United States 393,600 24,537,024
Chemicals 1.8%
Ashland Global Holdings, Inc. ............................ United States 183,604 15,828,501
Commercial Services & Supplies 1.1%
Tetra Tech, Inc. ....................................... United States 73,200 9,342,516
Consumer Finance 2.5%
Capital One Financial Corp. ............................. United States 143,600 21,407,888
Diversified Financial Services 2.5%
Voya Financial, Inc. .................................... United States 313,600 21,268,352
Electric Utilities 4.4%
Entergy Corp. ........................................ United States 125,900 13,759,611
Evergy , Inc. .......................................... United States 199,900 12,787,603
Pinnacle West Capital Corp. ............................. United States 135,100 11,436,215
37,983,429
Electrical Equipment 1.0%
Regal Beloit Corp. ..................................... United States 63,140 9,119,310
Electronic Equipment, Instruments & Components 1.0%
Corning, Inc. ......................................... United States 193,700 8,563,477
Energy Equipment & Services 1.4%
Schlumberger NV ..................................... United States 456,300 12,342,915
Entertainment 1.5%
a
Walt Disney Co. (The) .................................. United States 71,900 13,374,838
Equity Real Estate Investment Trusts (REITs) 4.4%
Brixmor Property Group, Inc. ............................. United States 1,020,800 22,804,672
Vornado Realty Trust ................................... United States 339,400 15,527,550
38,332,222
Food Products 5.4%
Archer-Daniels-Midland Co. ............................. United States 239,600 15,125,948
Kraft Heinz Co. (The) .................................. United States 756,200 31,223,498
46,349,446
Health Care Equipment & Supplies 1.6%
Medtronic plc ........................................ United States 104,800 13,720,416
Health Care Providers & Services 4.6%
Anthem, Inc. ......................................... United States 58,900 22,346,071
CVS Health Corp. ..................................... United States 227,300 17,365,720
39,711,791

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Mutual U.S. Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables 2.2%
DR Horton, Inc. ....................................... United States 190,733 $ 18,747,147
Independent Power and Renewable Electricity Producers 1.3%
AES Corp. (The) ...................................... United States 392,100 10,908,222
Industrial Conglomerates 2.3%
General Electric Co. ................................... United States 1,526,700 20,030,304
Insurance 5.3%
Everest Re Group Ltd. ................................. United States 92,335 25,572,178
Hartford Financial Services Group, Inc. (The) ................ United States 303,384 20,011,209
45,583,387
IT Services 1.5%
Cognizant Technology Solutions Corp., A .................... United States 160,200 12,880,080
Machinery 2.1%
Oshkosh Corp. ....................................... United States 145,800 18,141,894
Media 4.7%
a
Charter Communications, Inc., A .......................... United States 20,400 13,738,380
Comcast Corp., A ..................................... United States 486,180 27,299,007
41,037,387
Metals & Mining 0.9%
Reliance Steel & Aluminum Co. ........................... United States 50,490 8,094,052
Oil, Gas & Consumable Fuels 2.4%
Chevron Corp. ....................................... United States 119,700 12,337,479
Kinder Morgan, Inc. .................................... United States 488,700 8,332,335
20,669,814
Pharmaceuticals 9.3%
GlaxoSmithKline plc ................................... United Kingdom 855,800 15,815,556
Merck & Co., Inc. ..................................... United States 376,600 28,056,700
Novartis AG, ADR ..................................... Switzerland 305,300 26,023,772
Perrigo Co. plc ....................................... United States 249,600 10,390,848
80,286,876
Software 5.3%
NortonLifeLock , Inc. ................................... United States 993,600 21,471,696
Oracle Corp. ......................................... United States 317,600 24,070,904
45,542,600
Specialty Retail 1.3%
Dick's Sporting Goods, Inc. .............................. United States 134,000 11,065,720
Technology Hardware, Storage & Peripherals 1.9%
a
Western Digital Corp. .................................. United States 232,532 16,423,735
Textiles, Apparel & Luxury Goods 1.8%
a
Tapestry, Inc. ........................................ United States 323,100 15,460,335
Wireless Telecommunication Services 2.2%
a
T-Mobile US, Inc. ..................................... United States 141,300 18,669,969
Total Common Stocks (Cost $584,863,290) .....................................
827,227,920

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Mutual U.S. Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 0.6%
Software 0.6%
b
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Note , 144A, 10.5% ,
2/01/24 ........................................... United States 4,661,000 $ 4,795,004
Total Corporate Bonds (Cost $4,240,402) .......................................
4,795,004
Total Long Term Investments (Cost $589,103,692) ...............................
832,022,924
a
Short Term Investments 3.5%
a a
Country Shares
a
Value
a
Money Market Funds 3.5%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 30,233,457 30,233,457
Total Money Market Funds (Cost $30,233,457) ..................................
30,233,457
Total Short Term Investments (Cost $30,233,457 ) ................................
30,233,457
a
Total Investments (Cost $619,337,149) 99.9% ...................................
$862,256,381
Other Assets, less Liabilities 0.1% .............................................
754,301
Net Assets 100.0% ...........................................................
$863,010,682
See Abbreviations on page 63 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2021, the value of this security was
$4,795,004, representing 0.6% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $41.84 $49.48 $52.59 $59.07 $51.45 $51.72
Income from investment operations
a
:
Net investment income
b
............. 0.29
c
0.45 0.51
d
0.39
e
0.31
f
0.20
Net realized and unrealized gains (losses) 21.22 (5.01) 4.00 (1.95) 10.04 4.74
Total from investment operations ........ 21.51 (4.56) 4.51 (1.56) 10.35 4.94
Less distributions from:
Net investment income .............. (0.35) (0.58) (0.44) (0.42) (0.12) (0.29)
Net realized gains ................. (0.75) (2.50) (7.18) (4.50) (2.61) (4.92)
Total distributions ................... (1.10) (3.08) (7.62) (4.92) (2.73) (5.21)
Net asset value, end of period .......... $62.25 $41.84 $49.48 $52.59 $59.07 $51.45
Total return
g
....................... 52.06% (10.04)% 11.35% (3.04)% 20.53% 11.15%
Ratios to average net assets
h
Expenses before waiver and payments by
affiliates .......................... 0.97% 1.08% 1.06% 1.05% 1.05% 1.11%
Expenses net of waiver and payments by
affiliates .......................... 0.97%
i
1.07%
j
1.05%
j
1.03%
j
1.03%
j
1.09%
j
Net investment income ............... 1.08%
c
1.08% 1.10%
d
0.69%
e
0.58%
f
0.40%
Supplemental data
Net assets, end of period (000’s) ........ $1,672,535 $1,123,039 $1,334,235 $1,366,866 $1,364,629 $1,125,268
Portfolio turnover rate ................ 23.35% 67.46% 57.84% 53.26% 33.38% 41.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.80%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.80%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.52%.
f
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.29%.
g
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
h
Ratios are annualized for periods less than one year.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $35.87 $42.84 $46.45 $52.75 $46.42 $47.22
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.07
c
0.12 0.15
d
(0.02)
e
(0.09)
f
(0.14)
Net realized and unrealized gains (losses) 18.21 (4.33) 3.42 (1.72) 9.03 4.26
Total from investment operations ........ 18.28 (4.21) 3.57 (1.74) 8.94 4.12
Less distributions from:
Net investment income .............. (0.09) (0.26) — (0.06) — —
Net realized gains ................. (0.75) (2.50) (7.18) (4.50) (2.61) (4.92)
Total distributions ................... (0.84) (2.76) (7.18) (4.56) (2.61) (4.92)
Net asset value, end of period .......... $53.31 $35.87 $42.84 $46.45 $52.75 $46.42
Total return
g
....................... 51.55% (10.73)% 10.52% (3.77)% 19.62% 10.35%
Ratios to average net assets
h
Expenses before waiver and payments by
affiliates .......................... 1.72% 1.83% 1.81% 1.80% 1.80% 1.86%
Expenses net of waiver and payments by
affiliates .......................... 1.72%
i
1.82%
j
1.80%
j
1.78%
j
1.78%
j
1.84%
j
Net investment income (loss) .......... 0.32%
c
0.34% 0.35%
d
(0.06)%
e
(0.17)%
f
(0.35)%
Supplemental data
Net assets, end of period (000’s) ........ $128,292 $77,586 $111,639 $138,188 $225,228 $219,150
Portfolio turnover rate ................ 23.35% 67.46% 57.84% 53.26% 33.38% 41.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.00%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.05%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.23)%.
f
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.46)%.
g
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
h
Ratios are annualized for periods less than one year.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $41.31 $48.88 $51.98 $58.37 $50.87 $51.18
Income from investment operations
a
:
Net investment income
b
............. 0.22
c
0.35 0.40
d
0.25
e
0.18
f
0.08
Net realized and unrealized gains (losses) 20.97 (4.97) 3.94 (1.93) 9.93 4.69
Total from investment operations ........ 21.19 (4.62) 4.34 (1.68) 10.11 4.77
Less distributions from:
Net investment income .............. (0.24) (0.45) (0.26) (0.21) — (0.16)
Net realized gains ................. (0.75) (2.50) (7.18) (4.50) (2.61) (4.92)
Total distributions ................... (0.99) (2.95) (7.44) (4.71) (2.61) (5.08)
Net asset value, end of period .......... $61.51 $41.31 $48.88 $51.98 $58.37 $50.87
Total return
g
....................... 51.89% (10.27)% 11.06% (3.28)% 20.23% 10.90%
Ratios to average net assets
h
Expenses before waiver and payments by
affiliates .......................... 1.22% 1.33% 1.31% 1.30% 1.30% 1.36%
Expenses net of waiver and payments by
affiliates .......................... 1.22%
i
1.32%
j
1.30%
j
1.28%
j
1.28%
j
1.34%
j
Net investment income ............... 0.83%
c
0.84% 0.85%
d
0.44%
e
0.33%
f
0.15%
Supplemental data
Net assets, end of period (000’s) ........ $164,547 $106,201 $143,634 $158,678 $209,627 $212,194
Portfolio turnover rate ................ 23.35% 67.46% 57.84% 53.26% 33.38% 41.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.55%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.55%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.27%.
f
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.04%.
g
Total return is not annualized for periods less than one year.
h
Ratios are annualized for periods less than one year.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $44.37 $52.29 $55.17 $61.71 $53.60 $53.75
Income from investment operations
a
:
Net investment income
b
............. 0.40
c
0.65 0.75
d
0.66
e
0.58
f
0.43
Net realized and unrealized gains (losses) 22.51 (5.27) 4.23 (2.05) 10.49 4.93
Total from investment operations ........ 22.91 (4.62) 4.98 (1.39) 11.07 5.36
Less distributions from:
Net investment income .............. (0.55) (0.80) (0.68) (0.65) (0.35) (0.59)
Net realized gains ................. (0.75) (2.50) (7.18) (4.50) (2.61) (4.92)
Total distributions ................... (1.30) (3.30) (7.86) (5.15) (2.96) (5.51)
Net asset value, end of period .......... $65.98 $44.37 $52.29 $55.17 $61.71 $53.60
Total return
g
....................... 52.38% (9.65)% 11.82% (2.63)% 21.07% 11.69%
Ratios to average net assets
h
Expenses before waiver and payments by
affiliates .......................... 0.63% 0.68% 0.66% 0.66% 0.60% 0.64%
Expenses net of waiver and payments by
affiliates .......................... 0.60% 0.64%
i
0.61%
i
0.60%
i
0.58%
i
0.62%
i
Net investment income ............... 1.36%
c
1.47% 1.54%
d
1.12%
e
1.03%
f
0.87%
Supplemental data
Net assets, end of period (000’s) ........ $1,201,306 $510,946 $362,397 $270,426 $221,246 $100,101
Portfolio turnover rate ................ 23.35% 67.46% 57.84% 53.26% 33.38% 41.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.10%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.24%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.95%.
f
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.74%.
g
Total return is not annualized for periods less than one year.
h
Ratios are annualized for periods less than one year.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2021
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $44.44 $52.36 $55.19 $61.66 $53.58 $53.67
Income from investment operations
a
:
Net investment income
b
............. 0.36
c
0.58 0.67
d
0.56
e
0.48
f
0.32
Net realized and unrealized gains (losses) 22.56 (5.29) 4.24 (2.06) 10.48 4.94
Total from investment operations ........ 22.92 (4.71) 4.91 (1.50) 10.96 5.26
Less distributions from:
Net investment income .............. (0.49) (0.71) (0.56) (0.47) (0.27) (0.43)
Net realized gains ................. (0.75) (2.50) (7.18) (4.50) (2.61) (4.92)
Total distributions ................... (1.24) (3.21) (7.74) (4.97) (2.88) (5.35)
Net asset value, end of period .......... $66.12 $44.44 $52.36 $55.19 $61.66 $53.58
Total return
g
....................... 52.26% (9.81)% 11.61% (2.81)% 20.84% 11.43%
Ratios to average net assets
h
Expenses before waiver and payments by
affiliates .......................... 0.72% 0.83% 0.81% 0.80% 0.80% 0.86%
Expenses net of waiver and payments by
affiliates .......................... 0.72%
i
0.82%
j
0.80%
j
0.78%
j
0.78%
j
0.84%
j
Net investment income ............... 1.25%
c
1.30% 1.35%
d
0.94%
e
0.83%
f
0.65%
Supplemental data
Net assets, end of period (000’s) ........ $1,493,371 $646,240 $522,329 $544,792 $583,364 $893,324
Portfolio turnover rate ................ 23.35% 67.46% 57.84% 53.26% 33.38% 41.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.99%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.05%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.77%.
f
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.54%.
g
Total return is not annualized for periods less than one year.
h
Ratios are annualized for periods less than one year.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Statement of Investments (unaudited), April 30, 2021
Franklin Small Cap Value Fund
franklintempleton.com
Semiannual Report

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.4%
Aerospace & Defense 1.7%
a
Meggitt plc .......................................... United Kingdom 12,408,045 $ 79,821,510
Auto Components 0.5%
LCI Industries ........................................ United States 147,714 21,640,101
Automobiles 1.3%
Thor Industries, Inc. ................................... United States 426,796 60,430,046
Banks 11.6%
Atlantic Union Bankshares Corp. .......................... United States 1,153,814 44,617,987
Bryn Mawr Bank Corp. ................................. United States 988,052 45,410,870
Camden National Corp. ................................. United States 43,507 2,076,154
Columbia Banking System, Inc. ........................... United States 1,876,459 81,682,260
First Horizon Corp. .................................... United States 6,185,140 113,126,211
b
First of Long Island Corp. (The) ........................... United States 1,230,606 26,199,602
German American Bancorp, Inc. .......................... United States 571,608 24,767,775
Glacier Bancorp, Inc. ................................... United States 177,314 10,452,660
Lakeland Financial Corp. ................................ United States 468,119 30,535,402
Peoples Bancorp, Inc. .................................. United States 540,026 18,053,069
South State Corp. ..................................... United States 849,775 71,653,028
TriCo Bancshares ..................................... United States 908,962 42,066,761
Washington Trust Bancorp, Inc. ........................... United States 616,609 31,477,890
542,119,669
Building Products 4.2%
Apogee Enterprises, Inc. ................................ United States 1,270,909 44,647,033
Insteel Industries, Inc. .................................. United States 896,697 34,191,057
a
Masonite International Corp. ............................. United States 210,755 26,616,249
UFP Industries, Inc. .................................... United States 1,072,129 90,101,721
195,556,060
Chemicals 9.4%
Ashland Global Holdings, Inc. ............................ United States 1,179,105 101,650,642
Avient Corp. ......................................... United States 2,301,924 116,868,681
Cabot Corp. ......................................... United States 1,242,497 68,188,235
a
Elementis plc ........................................ United Kingdom 22,200,006 45,868,000
Minerals Technologies, Inc. .............................. United States 1,334,891 104,308,383
436,883,941
Communications Equipment 1.5%
a
NetScout Systems, Inc. ................................. United States 2,619,500 68,617,803
Construction & Engineering 4.3%
b
Argan , Inc. .......................................... United States 1,055,946 52,955,692
a,b
Great Lakes Dredge & Dock Corp. ........................ United States 3,258,569 51,159,533
a
WillScot Mobile Mini Holdings Corp. ....................... United States 3,246,647 95,029,358
199,144,583
Construction Materials 2.0%
a
Summit Materials, Inc., A ................................ United States 3,220,185 92,709,126
Electric Utilities 0.6%
IDACORP, Inc. ....................................... United States 266,517 27,312,662
Electrical Equipment 0.8%
Regal Beloit Corp. ..................................... United States 269,125 38,869,724
Electronic Equipment, Instruments & Components 2.5%
Benchmark Electronics, Inc. ............................. United States 1,434,469 43,062,760

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
a
Knowles Corp. ....................................... United States 3,409,237 $ 71,253,053
114,315,813
Energy Equipment & Services 0.4%
Hunting plc .......................................... United Kingdom 4,338,235 14,739,179
a
Natural Gas Services Group, Inc. ......................... United States 531,000 4,779,000
19,518,179
Equity Real Estate Investment Trusts (REITs) 0.7%
Healthcare Realty Trust, Inc. ............................. United States 368,473 11,850,092
Highwoods Properties, Inc. .............................. United States 182,699 8,183,088
a
Sunstone Hotel Investors, Inc. ............................ United States 883,723 11,629,795
Weingarten Realty Investors ............................. United States 24,600 795,564
32,458,539
Food & Staples Retailing 0.2%
a
BJ's Wholesale Club Holdings, Inc. ........................ United States 158,416 7,076,443
Food Products 2.3%
Glanbia plc .......................................... Ireland 5,781,481 85,055,654
Maple Leaf Foods, Inc. ................................. Canada 892,706 20,602,863
105,658,517
Gas Utilities 0.1%
Spire, Inc. ........................................... United States 76,415 5,757,106
Health Care Equipment & Supplies 3.4%
a
Envista Holdings Corp. ................................. United States 1,699,590 73,558,255
a
Integer Holdings Corp. ................................. United States 899,289 84,425,252
157,983,507
Hotels, Restaurants & Leisure 6.5%
a
Dalata Hotel Group plc ................................. Ireland 8,334,436 45,192,420
a,b
Denny's Corp. ........................................ United States 4,870,077 92,239,258
a
Hilton Grand Vacations, Inc. ............................. United States 1,903,823 84,834,353
Jack in the Box, Inc. ................................... United States 620,293 74,838,350
Wyndham Hotels & Resorts, Inc. .......................... United States 108,272 7,915,766
305,020,147
Household Durables 0.1%
a
M/I Homes, Inc. ....................................... United States 72,295 5,040,407
Insurance 10.1%
CNO Financial Group, Inc. .............................. United States 3,384,264 86,400,260
Hanover Insurance Group, Inc. (The) ....................... United States 975,394 134,906,744
Horace Mann Educators Corp. ........................... United States 2,031,284 81,454,488
Old Republic International Corp. .......................... United States 5,145,938 126,692,994
Selective Insurance Group, Inc. ........................... United States 541,473 41,227,754
470,682,240
Leisure Products 2.4%
BRP, Inc. ............................................ United States 156,483 14,374,668
Brunswick Corp. ...................................... United States 917,232 98,263,064
112,637,732
Machinery 16.7%
Astec Industries, Inc. ................................... United States 442,217 33,170,697
Columbus McKinnon Corp. .............................. United States 1,009,895 49,999,901
b
Greenbrier Cos., Inc. (The) .............................. United States 2,621,006 123,816,323
Hillenbrand, Inc. ...................................... United States 1,930,472 94,766,871

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
a
Meritor, Inc. .......................................... United States 1,001,932 $ 27,082,222
Mueller Industries, Inc. ................................. United States 536,425 24,069,390
Mueller Water Products, Inc., A ........................... United States 6,457,122 92,724,272
Oshkosh Corp. ....................................... United States 700,529 87,166,823
a
REV Group, Inc. ...................................... United States 1,173,645 21,407,285
Rexnord Corp. ....................................... United States 1,790,783 89,413,795
Timken Co. (The) ..................................... United States 1,582,886 132,756,649
776,374,228
Metals & Mining 0.6%
Kaiser Aluminum Corp. ................................. United States 234,622 28,264,912
Multi-Utilities 1.1%
Black Hills Corp. ...................................... United States 768,413 53,005,129
Oil, Gas & Consumable Fuels 3.4%
Crescent Point Energy Corp. ............................. Canada 25,405,710 100,238,107
a
Green Plains, Inc. ..................................... United States 2,011,946 59,955,991
160,194,098
Paper & Forest Products 0.3%
Glatfelter Corp. ....................................... United States 1,039,542 15,302,058
Professional Services 1.2%
a,c
Intertrust NV, 144A, Reg S .............................. Netherlands 368,008 6,814,057
Kforce , Inc. .......................................... United States 506,710 28,396,028
Stantec , Inc. ......................................... Canada 483,858 22,652,860
57,862,945
Software 2.8%
a
ACI Worldwide, Inc. .................................... United States 2,312,287 87,358,203
Software AG ......................................... Germany 1,022,138 44,275,827
131,634,030
Specialty Retail 3.4%
a
Boot Barn Holdings, Inc. ................................ United States 252,154 17,786,943
a
Dufry AG ............................................ Switzerland 1,062,997 69,958,293
Group 1 Automotive, Inc. ................................ United States 435,215 71,444,895
159,190,131
Textiles, Apparel & Luxury Goods 1.4%
a
Carter's, Inc. ......................................... United States 361,986 39,380,457
Wolverine World Wide, Inc. .............................. United States 653,669 27,271,071
66,651,528
Thrifts & Mortgage Finance 0.3%
TrustCo Bank Corp. ................................... United States 1,639,400 11,992,211
Trading Companies & Distributors 1.6%
McGrath RentCorp .................................... United States 907,654 74,409,475
Total Common Stocks (Cost $3,461,009,181) ....................................
4,634,134,600

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

Short Term Investments 0.9%
a a
Country Shares
a
Value
a
Money Market Funds 0.9%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 40,340,226 $ 40,340,226
Total Money Market Funds (Cost $40,340,226) ..................................
40,340,226
Total Short Term Investments (Cost $40,340,226 ) ................................
40,340,226
a
Total Investments (Cost $3,501,349,407) 100.3% ................................
$4,674,474,826
Other Assets, less Liabilities (0.3)% ...........................................
(14,423,201)
Net Assets 100.0% ...........................................................
$4,660,051,625
a
Non-income producing.
b
See Note 8 regarding holdings of 5% voting securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2021, the value of this security was
$6,814,057, representing 0.1% of net assets.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Statements
Statements of Assets and Liabilities
April 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $115,301,935 $589,103,692 $3,180,376,547
Cost - Non-controlled affiliates (Note 3 f and 8 ) .................. 7,536,682 30,233,457 320,972,860
Value - Unaffiliated issuers ................................ $213,329,802 $832,022,924 $4,287,764,192
Value - Non-controlled affiliates (Note 3 f and 8 ) ................. 7,536,682 30,233,457 386,710,634
Cash .................................................. 3,306 — —
Receivables:
Investment securities sold ................................. — — 9,171,423
Capital shares sold ...................................... 176,991 3,380,783 17,193,411
Dividends and interest ................................... 41,504 945,156 3,120,079
Total assets ........................................ 221,088,285 866,582,320 4,703,959,739
Liabilities:
Payables:
Investment securities purchased ............................ 582,434 1,294,094 36,731,418
Capital shares redeemed ................................. 208,062 1,579,488 4,120,762
Management fees ....................................... 132,933 331,596 1,993,611
Distribution fees ........................................ 31,323 169,742 505,821
Transfer agent fees ...................................... 22,372 122,861 551,431
Accrued expenses and other liabilities ......................... 33,669 73,857 5,071
Total liabilities ....................................... 1,010,793 3,571,638 43,908,114
Net assets, at value ............................... $220,077,492 $863,010,682 $4,660,051,625
Net assets consist of:
Paid-in capital ........................................... $112,610,708 $604,193,667 $3,282,952,815
Total distributable earnings (losses) ........................... 107,466,784 258,817,015 1,377,098,810
Net assets, at value ............................... $220,077,492 $863,010,682 $4,660,051,625

Franklin Value Investors Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Class A:
Net assets, at value ..................................... $155,082,798 $744,464,412 $1,672,534,862
Shares outstanding ...................................... 4,816,721 19,348,167 26,869,379
Net asset value per share
a
................................ $32.20 $38.48 $62.25
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $34.07 $40.72 $65.87
Class C:
Net assets, at value ..................................... $— $22,435,234 $128,292,190
Shares outstanding ...................................... — 612,027 2,406,351
Net asset value and maximum offering price per share
a
........... $— $36.66 $53.31
Class R:
Net assets, at value ..................................... $— $6,314,785 $164,547,159
Shares outstanding ...................................... — 163,363 2,675,277
Net asset value and maximum offering price per share ........... $— $38.65 $61.51
Class R6:
Net assets, at value ..................................... $20,958,252 $37,579,357 $1,201,306,055
Shares outstanding ...................................... 639,794 938,051 18,205,747
Net asset value and maximum offering price per share ........... $32.76 $40.06 $65.98
Advisor Class:
Net assets, at value ..................................... $44,036,442 $52,216,894 $1,493,371,359
Shares outstanding ...................................... 1,353,579 1,299,292 22,586,488
Net asset value and maximum offering price per share ........... $32.53 $40.19 $66.12
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Value Investors Trust
Financial Statements
Statements of Operations
for the six months ended April 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

7
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Investment income:
Dividends: (net of foreign taxes of $3,043, $116,606 and $23,355, respectively)
Unaffiliated issuers ...................................... $1,730,342 $8,205,089 $32,352,326
Non-controlled affiliates (Note 3 f and 8 ) ....................... 171 497 3,231,956
Interest:
Unaffiliated issuers ...................................... — 320,930 49,677
Total investment income ................................. 1,730,513 8,526,516 35,633,959
Expenses:
Management fees (Note 3 a ) ................................. 661,540 1,809,302 9,767,513
Distribution fees: (Note 3c )
    Class A .............................................. 157,993 810,485 1,751,834
    Class C .............................................. — 95,266 527,302
    Class R .............................................. — 13,474 341,861
Transfer agent fees: (Note 3e )
    Class A .............................................. 64,492 388,723 1,097,323
    Class C .............................................. — 11,418 82,545
    Class R .............................................. — 3,250 107,485
    Class R6 ............................................. 5,259 12,810 238,301
    Advisor Class .......................................... 16,713 25,790 832,347
Custodian fees (Note 4 ) .................................... 413 1,809 8,832
Reports to shareholders .................................... 10,966 49,811 107,237
Registration and filing fees .................................. 27,360 49,190 83,393
Professional fees ......................................... 38,726 44,637 56,033
Trustees' fees and expenses ................................ 5,872 26,651 79,997
Other .................................................. 4,266 8,984 23,654
Total expenses ....................................... 993,600 3,351,600 15,105,657
Expense reductions (Note 4 ) ............................. — (5) —
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (4,940) (17,649) (142,908)
Net expenses ....................................... 988,660 3,333,946 14,962,749
Net investment income .............................. 741,853 5,192,570 20,671,210
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 8,989,921 64,267,188 187,564,481
Non-controlled affiliates (Note 3 f and 8 ) ..................... — — 16,523,526
Foreign currency transactions .............................. (498) 3,085 (4,101)
Net realized gain (loss) ................................ 8,989,423 64,270,273 204,083,906
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 61,559,775 199,284,164 1,064,034,069
Non-controlled affiliates (Note 3 f and 8 ) ..................... — — 73,036,007
Translation of other assets and liabilities denominated in foreign currencies ........................................... 7 — 31,586
Net change in unrealized appreciation (depreciation) .......... 61,559,782 199,284,164 1,137,101,662
Net realized and unrealized gain (loss) .......................... 70,549,205 263,554,437 1,341,185,568
Net increase (decrease) in net assets resulting from operations ........ $71,291,058 $268,747,007 $1,361,856,778

Franklin Value Investors Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin MicroCap Value Fund Franklin Mutual U.S. Value Fund
Six Months Ended
April 30, 2021
(unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021
(unaudited)
Year Ended
October 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $741,853 $826,718 $5,192,570 $27,754,071
Net realized gain (loss) ............ 8,989,423 8,450,976 64,270,273 (51,050,450)
Net change in unrealized appreciation
(depreciation) ................. 61,559,782 (31,579,004) 199,284,164 (91,259,740)
Net increase (decrease) in net
assets resulting from operations . 71,291,058 (22,301,310) 268,747,007 (114,556,119)
Distributions to shareholders:
Class A ........................ (6,083,694) (22,379,215) (22,744,402) (55,980,118)
Class C ........................ — — (552,317) (1,950,834)
Class R ........................ — — (173,376) (484,796)
Class R6 ....................... (884,169) (3,108,432) (1,236,499) (2,794,097)
Advisor Class ................... (1,530,859) (4,396,451) (1,479,012) (3,607,514)
Total distributions to shareholders ..... (8,498,722) (29,884,098) (26,185,606) (64,817,359)
Capital share transactions: (Note 2 )
Class A ........................ 15,729,855 (12,239,692) (3,962,998) (42,590,380)
Class C ........................ — — 319,432 (5,609,273)
Class R ........................ — — 90,577 (990,297)
Class R6 ....................... 2,432,177 (1,373,665) (1,245,622) (1,026,422)
Advisor Class ................... 10,380,370 (308,576) 4,382,441 (3,496,139)
Total capital share transactions ....... 28,542,402 (13,921,933) (416,170) (53,712,511)
Net increase (decrease) in net
assets ..................... 91,334,738 (66,107,341) 242,145,231 (233,085,989)
Net assets:
Beginning of period ................ 128,742,754 194,850,095 620,865,451 853,951,440
End of period ..................... $220,077,492 $128,742,754 $863,010,682 $620,865,451

Franklin Value Investors Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Small Cap Value Fund
Six Months Ended
April 30, 2021
(unaudited)
Year Ended
October 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $20,671,210 $26,297,458
Net realized gain (loss) ................................................. 204,083,906 47,855,032
Net change in unrealized appreciation (depreciation) ........................... 1,137,101,662 (292,809,144)
Net increase (decrease) in net assets resulting from operations ................ 1,361,856,778 (218,656,654)
Distributions to shareholders:
Class A ............................................................. (27,860,859) (82,154,393)
Class C ............................................................. (1,853,782) (7,034,679)
Class R ............................................................. (2,516,577) (8,475,708)
Class R6 ............................................................ (16,086,898) (23,812,714)
Advisor Class ........................................................ (20,153,588) (32,065,484)
Total distributions to shareholders .......................................... (68,471,704) (153,542,978)
Capital share transactions: (Note 2 )
Class A ............................................................. 18,035,992 1,190,848
Class C ............................................................. 11,675,056 (14,696,868)
Class R ............................................................. 6,648,443 (14,716,760)
Class R6 ............................................................ 397,464,205 194,123,939
Advisor Class ........................................................ 468,829,960 196,078,056
Total capital share transactions ............................................ 902,653,656 361,979,215
Net increase (decrease) in net assets ................................... 2,196,038,730 (10,220,417)
Net assets:
Beginning of period ..................................................... 2,464,012,895 2,474,233,312
End of period .......................................................... $4,660,051,625 $2,464,012,895

Franklin Value Investors Trust

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Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Value Investors Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
three separate funds (Funds) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). The classes of
shares offered within each of the Funds are indicated below.
Class C shares automatically convert to Class A shares
after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Class A, Class R6 & Advisor Class
Franklin MicroCap Value Fund
Class A, Class C, Class R , Class R6 & Advisor Class
Franklin Mutual U.S. Value Fund
Franklin Small Cap Value Fund
a
a
Effective May 27, 2021, the Franklin Small Cap Value Fund was closed to new investors with limited exceptions.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE) whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
April 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). Income recognized, if
any, for EU reclaims is reflected as other income in the
Statements of Operations and any related receivable, if
any, is reflected as European Union tax reclaims in the
Statements of Assets and Liabilities. When uncertainty
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims
received by the Funds, if any, reduce the amount of foreign
taxes Fund shareholders can use as tax deductions or
credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2021, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income and Deferred Taxes
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
2. Shares of Beneficial Interest
At April 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin MicroCap Value Fund Franklin Mutual U.S. Value Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2021
Shares sold
a
................................... 766,328 $23,479,720 2,119,479 $74,642,585
Shares issued in reinvestment of distributions .......... 226,581 5,893,373 660,772 20,853,982
Shares redeemed ............................... (494,898) (13,643,238) (2,953,807) (99,459,565)
Net increase (decrease) .......................... 498,011 $15,729,855 (173,556) $(3,962,998)
Year ended October 31, 2020
Shares sold
a
................................... 428,347 $9,501,219 2,819,939 $79,041,978
Shares issued in reinvestment of distributions .......... 830,982 21,572,312 1,561,575 52,656,311
Shares redeemed ............................... (1,916,035) (43,313,223) (6,123,604) (174,288,669)
Net increase (decrease) .......................... (656,706) $(12,239,692) (1,742,090) $(42,590,380)
Class C
Class C Shares:
Six Months ended April 30, 2021
Shares sold ................................... — $— 121,115 $4,117,291
Shares issued in reinvestment of distributions .......... — — 18,229 549,596
Shares redeemed
a
.............................. — — (133,232) (4,347,455)
Net increase (decrease) .......................... — $— 6,112 $319,432
Year ended October 31, 2020
Shares sold ................................... — $— 96,058 $2,582,107
Shares issued in reinvestment of distributions .......... — — 59,874 1,930,328
Shares redeemed
a
.............................. — — (382,275) (10,121,708)
Net increase (decrease) .......................... — $— (226,343) $(5,609,273)
Class R
Class R Shares:
Six Months ended April 30, 2021
Shares sold ................................... — $— 9,630 $338,505
Shares issued in reinvestment of distributions .......... — — 5,464 173,376
Shares redeemed ............................... — — (13,092) (421,304)
Net increase (decrease) .......................... — $— 2,002 $90,577
Year ended October 31, 2020
Shares sold ................................... — $— 22,465 $639,551
Shares issued in reinvestment of distributions .......... — — 14,301 484,796
Shares redeemed ............................... — — (70,324) (2,114,644)
Net increase (decrease) .......................... — $— (33,558) $(990,297)
Class R6

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin MicroCap Value Fund Franklin Mutual U.S. Value Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended April 30, 2021
Shares sold ................................... 213,311 $6,235,319 110,531 $3,969,306
Shares issued in reinvestment of distributions .......... 4,822 127,434 37,469 1,229,343
Shares redeemed ............................... (133,143) (3,930,576) (182,815) (6,444,271)
Net increase (decrease) .......................... 84,990 $2,432,177 (34,815) $(1,245,622)
Year ended October 31, 2020
Shares sold ................................... 283,278 $6,707,316 249,050 $7,046,896
Shares issued in reinvestment of distributions .......... 14,928 393,344 79,333 2,776,662
Shares redeemed ............................... (390,000) (8,474,325) (368,427) (10,849,980)
Net increase (decrease) .......................... (91,794) $(1,373,665) (40,044) $(1,026,422)
Advisor Class
Advisor Class Shares:
Six Months ended April 30, 2021
Shares sold ................................... 401,622 $12,345,214 247,831 $9,173,160
Shares issued in reinvestment of distributions .......... 56,507 1,483,316 44,043 1,450,354
Shares redeemed ............................... (123,376) (3,448,160) (174,229) (6,241,073)
Net increase (decrease) .......................... 334,753 $10,380,370 117,645 $4,382,441
Year ended October 31, 2020
Shares sold ................................... 386,269 $8,110,912 322,101 $9,451,208
Shares issued in reinvestment of distributions .......... 148,499 3,890,674 99,129 3,481,418
Shares redeemed ............................... (518,374) (12,310,162) (556,465) (16,428,765)
Net increase (decrease) .......................... 16,394 $(308,576) (135,235) $(3,496,139)
Franklin Small Cap Value Fund
Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2021
Shares sold
a
................................... 4,561,548 $253,798,955
Shares issued in reinvestment of distributions .......... 511,694 25,702,388
Shares redeemed ............................... (5,047,965) (261,465,351)
Net increase (decrease) .......................... 25,277 $18,035,992
Year ended October 31, 2020
Shares sold
a
................................... 6,402,049 $258,927,519
Shares issued in reinvestment of distributions .......... 1,479,423 71,322,933
Shares redeemed ............................... (8,004,098) (329,059,604)
Net increase (decrease) .......................... (122,626) $1,190,848
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Small Cap Value Fund
Shares Amount
Class C Shares:
Six Months ended April 30, 2021
Shares sold ................................... 570,670 $27,166,433
Shares issued in reinvestment of distributions .......... 41,812 1,803,779
Shares redeemed
a
.............................. (368,872) (17,295,156)
Net increase (decrease) .......................... 243,610 $11,675,056
Year ended October 31, 2020
Shares sold ................................... 494,796 $17,484,715
Shares issued in reinvestment of distributions .......... 161,132 6,706,295
Shares redeemed
a
.............................. (1,099,019) (38,887,878)
Net increase (decrease) .......................... (443,091) $(14,696,868)
Class R
Class R Shares:
Six Months ended April 30, 2021
Shares sold ................................... 533,294 $29,830,652
Shares issued in reinvestment of distributions .......... 50,187 2,493,272
Shares redeemed ............................... (479,083) (25,675,481)
Net increase (decrease) .......................... 104,398 $6,648,443
Year ended October 31, 2020
Shares sold ................................... 620,441 $24,909,293
Shares issued in reinvestment of distributions .......... 174,103 8,306,474
Shares redeemed ............................... (1,162,316) (47,932,527)
Net increase (decrease) .......................... (367,772) $(14,716,760)
Class R6
Class R6 Shares:
Six Months ended April 30, 2021
Shares sold ................................... 9,095,026 $538,335,376
Shares issued in reinvestment of distributions .......... 263,119 13,990,044
Shares redeemed ............................... (2,667,107) (154,861,215)
Net increase (decrease) .......................... 6,691,038 $397,464,205
Year ended October 31, 2020
Shares sold ................................... 7,493,033 $317,962,776
Shares issued in reinvestment of distributions .......... 404,768 20,618,886
Shares redeemed ............................... (3,313,426) (144,457,723)
Net increase (decrease) .......................... 4,584,375 $194,123,939
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin MicroCap Value Fund pays an investment management fee to Franklin Mutual of 0.75% per year of the average daily net assets of the Fund.
Franklin Mutual U.S. Value Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
Franklin Small Cap Value Fund
Shares Amount
Advisor Class Shares:
Six Months ended April 30, 2021
Shares sold ................................... 10,324,861 $603,993,304
Shares issued in reinvestment of distributions .......... 308,116 16,422,595
Shares redeemed ............................... (2,589,080) (151,585,939)
Net increase (decrease) .......................... 8,043,897 $468,829,960
Year ended October 31, 2020
Shares sold ................................... 8,573,228 $364,499,694
Shares issued in reinvestment of distributions .......... 492,792 25,181,684
Shares redeemed ............................... (4,498,423) (193,603,322)
Net increase (decrease) .......................... 4,567,597 $196,078,056
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Small Cap Value Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended April 30, 2021, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Funds. The fee is paid by
Franklin Mutual based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
For Franklin Small Cap Value Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% In excess of $5 billion
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Gross effective investment management fee rate ........ 0.750% 0.482% 0.550%
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.35%
Compensation Plans:
Class C ............................... — 1.00% 1.00%
Class R ............................... — 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended April 30, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended April 30, 2021, investments in affiliated management investment companies were as follows:
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $16,379 $29,868 $116,320
CDSC retained ........................... $27 $1,145 $7,693
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Transfer agent fees ........................ $49,104 $221,091 $1,208,295 aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $2,721,839 $26,614,509 $(21,799,666) $— $— $7,536,682 7,536,682 $171
Total Affiliated Securities .... $2,721,839 $26,614,509 $(21,799,666) $— $— $7,536,682 $171
3. Transactions with Affiliates
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until February 28, 2022.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended April 30, 2021, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2020, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Mutual U.S. Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $21,438,515 $97,531,862 $(88,736,920) $— $— $30,233,457 30,233,457 $497
Total Affiliated Securities .... $21,438,515 $97,531,862 $(88,736,920) $— $— $30,233,457 $497
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $67,492,583 $491,011,064 $(518,163,421) $— $— $40,340,226 40,340,226 $1,162
Total Affiliated Securities .... $67,492,583 $491,011,064 $(518,163,421) $— $— $40,340,226 $1,162
Franklin Mutual
U.S. Value Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 33,039,100
Long term ............................. 18,056,763
Total capital loss carryforwards ............ $51,095,863
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At April 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2021, were as follows:
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
8. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended April 30, 2021, investments in “affiliated companies” were as follows:
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
a a a a
Cost of investments ....................... $123,130,259 $620,571,243 $3,513,354,924
Unrealized appreciation ..................... $103,181,155 $254,097,205 $1,194,586,610
Unrealized depreciation ..................... (5,444,930) (12,412,067) (33,466,708)
Net unrealized appreciation (depreciation) ....... $97,736,225 $241,685,138 $1,161,119,902
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Purchases .............................. $35,784,559 $161,398,161 $1,707,363,678
Sales .................................. $19,177,990 $190,992,948 $802,256,317
5. Income Taxes
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended April 30, 2021, the Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Argan , Inc .......... $ 11,594,697 $ 39,231,398 $ — $ — $ 2,129,597 $ 52,955,692 1,055,946 $ 886,834
Denny's Corp ....... 10,968,662 51,641,103 — — 29,629,493 92,239,258 4,870,077 —
First of Long Island Corp.
(The) ........... 18,988,250 — — — 7,211,352 26,199,602 1,230,606 467,630
Great Lakes Dredge &
Dock Corp ........ — 47,758,940 — — 3,400,593 51,159,533 3,258,569 —
Greenbrier Cos., Inc. (The) 48,148,697 39,717,255 (2,840,823) (330,077) 39,121,271 123,816,323 2,621,006 1,721,765
Wabash National Corp . 39,682,215 — (48,079,519) 16,853,603 (8,456,299) —
a
— 154,565
Total Affiliated Securities
(Value is 7.4% of Net
Assets) .......... $129,382,521 $178,348,696 $(50,920,342) $16,523,526 $73,036,007 $346,370,408 $3,230,794
a
As of April 30, 2021, no longer held by the fund.
8. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2021, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin MicroCap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ 213,329,802 $ — $ — $ 213,329,802
Short Term Investments ................... 7,536,682 — — 7,536,682
Total Investments in Securities ........... $220,866,484 $— $— $220,866,484
Franklin Mutual U.S. Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 18,684,160 — — 18,684,160
Automobiles .......................... 15,260,574 — — 15,260,574
Banks ............................... 97,859,539 — — 97,859,539
Building Products ...................... 24,537,024 — — 24,537,024
Chemicals ........................... 15,828,501 — — 15,828,501
Commercial Services & Supplies ........... 9,342,516 — — 9,342,516
Consumer Finance ..................... 21,407,888 — — 21,407,888
Diversified Financial Services ............. 21,268,352 — — 21,268,352
Electric Utilities ........................ 37,983,429 — — 37,983,429
Electrical Equipment .................... 9,119,310 — — 9,119,310
Electronic Equipment, Instruments &
Components ........................ 8,563,477 — — 8,563,477
Energy Equipment & Services ............. 12,342,915 — — 12,342,915
Entertainment ......................... 13,374,838 — — 13,374,838
Equity Real Estate Investment Trusts (REITs) . 38,332,222 — — 38,332,222
Food Products ........................ 46,349,446 — — 46,349,446
Health Care Equipment & Supplies ......... 13,720,416 — — 13,720,416
Health Care Providers & Services .......... 39,711,791 — — 39,711,791
Household Durables .................... 18,747,147 — — 18,747,147
Independent Power and Renewable Electricity
Producers .......................... 10,908,222 — — 10,908,222
Industrial Conglomerates ................ 20,030,304 — — 20,030,304
Insurance ............................ 45,583,387 — — 45,583,387
IT Services ........................... 12,880,080 — — 12,880,080
Machinery ............................ 18,141,894 — — 18,141,894
Media ............................... 41,037,387 — — 41,037,387
Metals & Mining ....................... 8,094,052 — — 8,094,052
Oil, Gas & Consumable Fuels ............. 20,669,814 — — 20,669,814
Pharmaceuticals ....................... 64,471,320 15,815,556 — 80,286,876
Software ............................. 45,542,600 — — 45,542,600
Specialty Retail ........................ 11,065,720 — — 11,065,720
Technology Hardware, Storage & Peripherals . 16,423,735 — — 16,423,735
Textiles, Apparel & Luxury Goods .......... 15,460,335 — — 15,460,335
Wireless Telecommunication Services ....... 18,669,969 — — 18,669,969
Corporate Bonds ........................ — 4,795,004 — 4,795,004
Short Term Investments ................... 30,233,457 — — 30,233,457
Total Investments in Securities ........... $841,645,821 $20,610,560
b
$— $862,256,381
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 79,821,510 — 79,821,510
10. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Auto Components ...................... $ 21,640,101 $ — $ — $ 21,640,101
Automobiles .......................... 60,430,046 — — 60,430,046
Banks ............................... 542,119,669 — — 542,119,669
Building Products ...................... 195,556,060 — — 195,556,060
Chemicals ........................... 436,883,941 — — 436,883,941
Communications Equipment .............. 68,617,803 — — 68,617,803
Construction & Engineering ............... 199,144,583 — — 199,144,583
Construction Materials .................. 92,709,126 — — 92,709,126
Electric Utilities ........................ 27,312,662 — — 27,312,662
Electrical Equipment .................... 38,869,724 — — 38,869,724
Electronic Equipment, Instruments &
Components ........................ 114,315,813 — — 114,315,813
Energy Equipment & Services ............. 19,518,179 — — 19,518,179
Equity Real Estate Investment Trusts (REITs) . 32,458,539 — — 32,458,539
Food & Staples Retailing ................. 7,076,443 — — 7,076,443
Food Products ........................ 20,602,863 85,055,654 — 105,658,517
Gas Utilities .......................... 5,757,106 — — 5,757,106
Health Care Equipment & Supplies ......... 157,983,507 — — 157,983,507
Hotels, Restaurants & Leisure ............. 305,020,147 — — 305,020,147
Household Durables .................... 5,040,407 — — 5,040,407
Insurance ............................ 470,682,240 — — 470,682,240
Leisure Products ....................... 112,637,732 — — 112,637,732
Machinery ............................ 776,374,228 — — 776,374,228
Metals & Mining ....................... 28,264,912 — — 28,264,912
Multi-Utilities .......................... 53,005,129 — — 53,005,129
Oil, Gas & Consumable Fuels ............. 160,194,098 — — 160,194,098
Paper & Forest Products ................. 15,302,058 — — 15,302,058
Professional Services ................... 51,048,888 6,814,057 — 57,862,945
Software ............................. 87,358,203 44,275,827 — 131,634,030
Specialty Retail ........................ 89,231,838 69,958,293 — 159,190,131
Textiles, Apparel & Luxury Goods .......... 66,651,528 — — 66,651,528
Thrifts & Mortgage Finance ............... 11,992,211 — — 11,992,211
Trading Companies & Distributors .......... 74,409,475 — — 74,409,475
Short Term Investments ................... 40,340,226 — — 40,340,226
Total Investments in Securities ........... $4,388,549,485 $285,925,341
c
$— $4,674,474,826
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes foreign securities valued at $15,815,556, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $285,925,341, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt

Franklin Value Investors Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FVIT S 06/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Value Investors Trust
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers,
LLC
Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Edward I. Altman, David W. Niemiec and Ann Torre Bates and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                     N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.            N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
VALUE INVESTORS TRUST

By
S\Matthew T. Hinkle
______________
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date June 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
S\Matthew T. Hinkle
______________
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date June 25, 2021

By S\Robert G. Kubilis_____________
     Robert G. Kubilis
     Chief Financial Officer and Chief Accounting Officer
Date June 25, 2021